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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21483
                                  ----------------------------------------------

                                 Veracity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   401 W. Main Street, Suite 2100       Louisville, Kentucky          40202
--------------------------------------------------------------------------------
      (Address of principal executive offices)                     (Zip code)

                                 Wade R. Bridge

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (502) 657-6460
                                                     ---------------------------

Date of fiscal year end:        February 29, 2008
                          ------------------------------------

Date of reporting period:       November 30, 2007
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
================================================================================
   SHARES       COMMON STOCKS - 97.0%                                VALUE
--------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 14.7%
      52,929    American Axle & Manufacturing Holdings, Inc.     $   1,223,719
      28,638    AnnTaylor Stores Corp.(a)                              872,027
      75,856    Brown Shoe Co., Inc.                                 1,287,276
      35,630    CBRL Group, Inc.                                     1,192,180
      47,885    CEC Entertainment, Inc.(a)                           1,364,723
      58,830    Cinemark Holdings, Inc.                                981,873
      19,617    Consolidated Graphics, Inc.(a)                       1,014,787
      83,301    Cooper Tire & Rubber Co.                             1,281,169
      71,857    Corinthian Colleges, Inc.(a)                         1,254,623
      86,739    Entercom Communications Corp.                        1,412,978
      91,512    Geo Group, Inc. (The)(a)                             2,329,896
     133,181    IKON Office Solutions, Inc.                          1,682,076
      82,123    Insight Enterprises, Inc.(a)                         1,626,857
      89,393    La-Z-Boy, Inc.                                         488,086
      54,556    Media General, Inc. - Class A                        1,351,352
      30,614    RC2 Corp.(a)                                           890,255
      46,890    Ryland Group, Inc.                                   1,078,470
      43,659    Silgan Holdings, Inc.                                2,341,432
      63,269    Stage Stores, Inc.                                   1,070,512
     181,400    Standard Pacific Corp.                                 627,644
                                                                 -------------
                                                                    25,371,935
                                                                 -------------
                CONSUMER STAPLES - 3.9%
      35,673    Fresh Del Monte Produce, Inc.(a)                     1,103,009
      35,685    J & J Snack Foods Corp.                              1,155,480
      51,939    Lance, Inc.                                          1,077,215
      42,621    Longs Drug Stores Corp.                              2,255,504
      33,352    Ruddick Corp.                                        1,193,668
                                                                 -------------
                                                                     6,784,876
                                                                 -------------
                ENERGY - 4.1%
      17,763    Carrizo Oil & Gas, Inc.(a)                             860,617
      22,664    Dril-Quip, Inc.(a)                                   1,278,703
      48,879    Matrix Service Co.(a)                                1,275,253
      88,125    Parallel Petroleum Corp.(a)                          1,687,594
      46,499    Penn Virginia Corp.                                  1,935,288
                                                                 -------------
                                                                     7,037,455
                                                                 -------------
                FINANCIALS - 31.7%
       8,638    Affiliated Managers Group, Inc.(a)                   1,073,272
      18,915    Alexandria Real Estate Equities, Inc.                1,858,021
      53,217    American Campus Communities, Inc.                    1,376,192
     137,647    American Equity Investment Life Holding Co.          1,240,199
      28,247    Argo Group International Holdings Ltd.(a)            1,116,039
      72,813    Assured Guaranty Ltd.                                1,643,389
     167,457    BankUnited Financial Corp. - Class A                 1,336,307
      37,563    Calamos Asset Management, Inc. - Class A             1,112,240
      54,866    Central Pacific Financial Corp.                      1,108,842
      90,121    Chimera Investment Corp.(a)                          1,397,777
      99,231    Dime Community Bancshares                            1,346,565

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES       COMMON STOCKS - 97.0% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
                FINANCIALS - 31.7% (CONTINUED)
      23,450    Downey Financial Corp.                           $     975,755
      91,127    DuPont Fabros Technology, Inc.(a)                    1,708,631
      53,123    FBR Capital Markets Corp.(a)                           534,949
      24,202    FirstFed Financial Corp.(a)                            847,554
      77,000    FirstMerit Corp.                                     1,586,970
      82,120    First Midwest Bancorp, Inc.                          2,685,324
      28,300    Hancock Holding Co.                                  1,109,643
      44,636    Hanover Insurance Group, Inc.                        2,013,084
      26,659    Health Care REIT, Inc.                               1,194,590
      32,075    Independent Bank Corp.                                 306,637
      56,596    IndyMac Bancorp, Inc.                                  540,492
      33,251    International Bancshares Corp.                         732,852
      42,940    Meadowbrook Insurance Group, Inc.(a)                   394,619
      31,539    Navigators Group, Inc. (The)(a)                      1,851,339
     147,283    NorthStar Realty Finance Corp.                       1,350,585
      69,300    Old National Bancorp                                 1,107,414
      37,336    PFF Bancorp, Inc.                                      350,958
      26,770    ProAssurance Corp.(a)                                1,468,067
     177,335    RAIT Financial Trust                                 1,533,948
      74,600    Realty Income Corp.                                  2,126,100
      28,410    RLI Corp.                                            1,694,088
      80,283    South Financial Group, Inc. (The)                    1,438,671
      67,303    Sterling Financial Corp.                             1,206,743
     105,785    Thornburg Mortgage, Inc.                             1,127,668
      39,324    Tower Group, Inc.                                    1,274,884
      45,911    Triad Guaranty, Inc.(a)                                395,294
      72,776    Trustmark Corp.                                      1,852,877
      38,556    UCBH Holdings, Inc.                                    619,980
      47,147    Universal American Financial Corp.(a)                1,123,984
      94,265    Washington Federal, Inc.                             2,212,400
      32,608    Washington Real Estate Investment Trust              1,044,760
      51,069    World Acceptance Corp.(a)                            1,612,248
                                                                 -------------
                                                                    54,631,951
                                                                 -------------
                HEALTH CARE - 7.3%
      85,189    Alpharma, Inc. - Class A                             1,788,969
      68,358    LifePoint Hospitals, Inc.(a)                         2,162,847
      32,425    Magellan Health Services, Inc.(a)                    1,473,716
      23,970    Owens & Minor, Inc.                                    941,302
      67,211    Perrigo Co.                                          2,076,820
      41,572    Sciele Pharma, Inc.(a)                                 927,887
      76,169    STERIS Corp.                                         2,129,685
      15,505    Varian, Inc.(a)                                      1,086,125
                                                                 -------------
                                                                    12,587,351
                                                                 -------------
                INDUSTRIALS - 13.4%
      27,950    A.O. Smith Corp.                                       989,151
      42,797    BE Aerospace, Inc.(a)                                2,011,459
      20,198    Ceradyne, Inc.(a)                                      998,589
      48,020    Curtiss-Wright Corp.                                 2,590,199
      64,709    EMCOR Group, Inc.(a)                                 1,723,848
      29,126    Esterline Technologies Corp.(a)                      1,520,960
      32,855    Genesee & Wyoming, Inc. - Class A(a)                   860,801

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES       COMMON STOCKS - 97.0% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
                INDUSTRIALS - 13.4% (Continued)
      86,731    MasTec, Inc.(a)                                  $     876,850
      52,111    Moog, Inc. - Class A(a)                              2,349,164
      42,926    Perini Corp.(a)                                      2,283,234
      64,763    Quanta Services, Inc.(a)                             1,773,211
      30,860    URS Corp.(a)                                         1,774,141
      27,400    Wabtec Corp.                                           929,956
      71,055    Walter Industries, Inc.                              2,464,898
                                                                 -------------
                                                                    23,146,461
                                                                 -------------
                INFORMATION TECHNOLOGY - 11.5%
      98,533    ADC Telecommunications, Inc.(a)                      1,631,707
      72,039    Arris Group, Inc.(a)                                   751,367
     391,955    Atmel Corp.(a)                                       1,720,683
      12,792    Cypress Semiconductor Corp.(a)                         424,950
      57,343    Diodes, Inc.(a)                                      1,687,031
      51,478    Electronics for Imaging, Inc.(a)                     1,180,905
     111,434    Fairchild Semiconductor International, Inc.(a)       1,767,343
      58,229    Harris Stratex Networks, Inc. - Class A(a)           1,002,703
      44,560    JDA Software Group, Inc.(a)                            933,086
     143,592    Lawson Software, Inc.(a)                             1,395,714
      87,072    Mentor Graphics Corp.(a)                               948,214
      72,179    Parametric Technology Corp.(a)                       1,205,389
      58,506    Plexus Corp.(a)                                      1,741,139
      94,050    Sybase, Inc.(a)                                      2,411,442
      60,709    Veeco Instruments, Inc.(a)                           1,018,697
                                                                 -------------
                                                                    19,820,370
                                                                 -------------
                MATERIALS - 2.4%
      48,011    A. M. Castle & Co.                                   1,205,076
      20,640    CF Industries Holdings, Inc.                         1,877,827
      18,910    OM Group, Inc.(a)                                    1,064,444
                                                                 -------------
                                                                     4,147,347
                                                                 -------------
                TELECOMMUNICATIONS SERVICES - 1.0%
     354,058    Cincinnati Bell, Inc.(a)                             1,685,316
                                                                 -------------

                UTILITIES - 7.0%
      34,568    ALLETE, Inc.                                         1,415,905
      66,522    Cleco Corp.                                          1,858,625
      50,582    IDACORP, Inc.                                        1,778,463
      39,565    New Jersey Resources Corp.                           1,996,054
      32,909    Northwest Natural Gas Co.                            1,578,645
      49,861    PNM Resources, Inc.                                  1,105,917
      76,998    Vectren Corp.                                        2,260,661
                                                                 -------------
                                                                    11,994,270
                                                                 -------------

                TOTAL COMMON STOCKS (Cost $178,775,883)          $ 167,207,332
                                                                 -------------

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES       PREFERRED STOCKS - 0.4%                              VALUE
--------------------------------------------------------------------------------
      32,150    Thornburg Mortgage, Inc., 10.0%, Series F
                  (Cost $803,750)                                $     788,318
                                                                 -------------

================================================================================
   SHARES       MONEY MARKET FUNDS - 0.7%                            VALUE
--------------------------------------------------------------------------------
   1,147,230    First American Treasury Obligations Fund
                  - Class Y, 4.768%(b) (Cost $1,147,230)         $   1,147,230
                                                                 -------------

                TOTAL INVESTMENT SECURITIES AT VALUE - 98.1%
                  (Cost $180,726,863)                            $ 169,142,880

                OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%         3,231,871
                                                                 -------------

                NET ASSETS - 100.0%                              $ 172,374,751
                                                                 =============

(a)  Non-income producing security.

(b) Variable rate security. The coupon rate shown is the effective interest rate as of November 30, 2007.

     See accompanying notes to schedule of investments.

VERACITY SMALL CAP VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
================================================================================

1.   SECURITIES VALUATION

     Securities of Veracity Small Cap Value Fund (the "Fund") that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when Integrity Asset Management, LLC (the "Advisor") determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

2.   SECURITY TRANSACTIONS

     Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

3.   FEDERAL INCOME TAX

     The following information is computed on a tax basis for each item as of November 30, 2007:

               Cost of portfolio investments         $ 181,756,546
                                                    ===============

               Gross unrealized appreciation         $  13,426,523
               Gross unrealized depreciation           (26,040,189)
                                                    ---------------

               Net unrealized depreciation           $ (12,613,666)
                                                    ===============


     The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Veracity Funds
             -------------------------------------------------------------------



By (Signature and Title)*    /s/ Matthew G. Bevin
                           -----------------------------------------------------
                            Matthew G. Bevin, President

Date          January 4, 2008
      ------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Matthew G. Bevin
                           -----------------------------------------------------
                            Matthew G. Bevin, President


Date          January 4, 2008
      ------------------------------------------------------



By (Signature and Title)*    /s/ Mark J. Seger
                           -----------------------------------------------------
                            Mark J. Seger, Treasurer

Date          January 4, 2008
      ------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.